FINISHED GOODS USED IN OPERATIONS, NET	12 Months Ended
Dec. 31, 2014
FINISHED GOODS USED IN OPERATIONS, NET [Abstract]
FINISHED GOODS USED IN OPERATIONS, NET

NOTE 5   -   FINISHED GOODS USED IN OPERATIONS, NET

	December 31,
	2 0 1 3	2 0 1 4

Finished goods used in operations	$17,400	$19,633
Accumulated depreciation	(12,607)	(13,797)
Finished goods used in operations, net	$4,793	$5,836

Depreciation expenses were $2,308, $2,589 and $3,380 in the years ended December 31, 2012, 2013 and 2014, respectively.